Subordinated Liabilities (Tables)	6 Months Ended
Jun. 30, 2019
Subordinated liabilities [abstract]
Subordinated liabilities
8. Subordinated liabilities
	Half year ended	Year ended
	30.06.19	31.12.18
	£m	£m
Opening balance as at 1 January	35,327	24,193
Issuances	4,508	221
Redemptions	(4,321)	(3,246)
Other	854	14,159
Closing balance	36,368	35,327